Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Annual related party advisory fee maximum	$ 5.0			$ 5.0
Payment of advisory fee recorded	1.3	1.3		5.0	5.0	5.0
Distributions to Ryerson Holding			$ 35.0		$ 35.0